Cover Page	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	ALTIMAR ACQUISITION CORP. II
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001836176
Amendment Flag	true
Amendment Description	Amendment No. 3